APPENDIX I.    U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24F-2


1.         Name  and  Address  of  Issuer:

           Exeter  Fund,  Inc.
           1100  Chase  Square
           Rochester,  New  York   14604

2. Name of each series or class of funds for which this notice is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not  list  series  or
           classes):                                                       [   ]

            Small Cap Series, Class A; International Series; Commodity Series, World Opportunities Series, Class A; Global Fixed Income Series; Life Sciences Series; Technology Series Financial Services Series; New York Tax Exempt Series; Ohio Tax Exempt Series; Diversified Tax Exempt Series

3.         Investment  Company  Act  File  Number:   811-04087

           Securities  Act  File  Number:            2-92633

4(a).      Last  day  of  fiscal  year  for  which  this  notice  is  filed:

           December  31,  1999

4(b). Check box if this notice is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year)
          (See  instruction  A.2):                                         [   ]

           Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c).      Check  box  if  this is  the last time the issuer will be filing this
           Form.                                                           [   ]

5.   Calculation  of  registration  fees

     (i)  Aggregate  sale  price  of  securities  sold  during  the fiscal  year  pursuant  to  section  24(f):
                                                                $  174,149,397

    (ii) Aggregate price of securities redeemed or repurchased during the fiscal year:
                                                                $ (352,314,515)

   (iii) Aggregate price of securities redeemed or repurchased during any prior fiscal year ending no earlier than October 11, 1995 that were not previously used to reduce registration fees payable to the
          Commission:
                                                                $      -0-

   (iv)   Total available  redemption  credits  [add  Items  5(ii) and 5 (iii)]:
                                                               -$  352,314,515

   (v) Net sales - if Item 5(i) is greater than Item 5(iv) [subtract Item 5(iv) from Item 5(i)]:
                                                                $    (47,036)

   (vi)   Redemption  credits  available  for  use  in  future  years
          -if  Item  5(i)  is  less  than Item 5(iv) [subtract  Item 5(iv) from
          Item  5  (i)]:
                                                                $    (47,036)

  (vii)   Multiplier  for determining  registration  fee  (See  Instruction C.9)
                                                                x   .000264

  (viii) Registration fee due [multiply Item 5(v) by Item 5(vii)] (enter '0' if no fee is due):
                                                               =$       0.00

6.        Prepaid  Shares

          If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24c-2 as in effect before October 11, 1997, then  report the amount  of  securities  (number  of  shares  or other
          units) deducted  here:                                               .

          If there is a number of shares or other units that were Registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that
          number  here:                                                        .

7. Interest due - if this Form is being filed more than 90 days after the end of the issuers fiscal year (see Instruction D):
                                                               +$       -0-

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                               -$       -0-

          Date  the registration fee and any interest payment was sent to the
          Commission's   Lockbox  depository:
                                                                        N/A

          Method  of  Delivery    [   ]     Wire  Transfer
                                  [   ]     Mail  or other means


                                   Signatures

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By  Signature  and  Title:



/s/Jodi  L.  Hedberg
   Jodi  L.  Hedberg,  Corporate  Secretary

Date:  March  28,  2000

  -     Please print name and title of the signing officer below the signature.